Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2019
Accruals and Other Liabilities
Accruals and Other Liabilities

11. Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	December 31,
	2018	2019
Payables for purchase of property and equipment	1,027,377	1,121,715
Payable for R&D expenses	437,731	694,081
Payables for marketing events	423,953	436,610
Salaries and benefits payable	402,163	344,922
Advance from customers	233,767	297,096
Accrued expenses	308,486	246,121
Current portion of deferred revenue	108,250	189,172
Investment deposit from investors	47,124	154,643
Warranty liabilities	46,574	120,161
Interest payables	2,584	105,940
Current portion of deferred construction allowance	87,330	84,495
Current portion of finance lease liabilities	—	40,334
Payables for traveling expenses of employees	43,147	17,685
Other payables	215,195	363,666
Total	3,383,681	4,216,641